Business Segments (Information by Operating Segment) (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating Revenues	$ 675,817	$ 657,225	$ 676,087	$ 582,717	$ 629,579	$ 621,638	$ 628,933	$ 601,740	$ 2,591,846	$ 2,481,890	$ 2,586,114
Income (loss) from operations	49,459	26,950	49,741	10,253	75,790	52,328	58,556	36,195	136,403	222,869	(158,140)
Equity in losses of affiliates, net	(4,697)	(532)	1,331	649	(7,042)	(1,008)	(891)	1,004	(3,249)	(7,937)	(697)
Interest expense, net									(27,305)	(32,297)	(30,745)
Non-operating pension and postretirement benefit income, net	(17,657)	(17,621)	(18,620)	(18,801)	(33,699)	(15,705)	(15,584)	(15,677)	(72,699)	(80,665)	(77,315)
Other income (expense), net	(2,640)	1,963	4,069	849	(28,513)	(18,225)	19,000	15,096	4,241	(12,642)	(8,623)
Income (Loss) from Continuing Operations Before Income Taxes	54,860	38,244	65,899	23,786	64,118	40,926	84,999	60,615	182,789	250,658	(120,890)
Depreciation of property, plant and equipment	15,984	16,002	15,871	14,652	15,717	16,097	16,045	16,761	62,509	64,620	77,906
Amortization of Intangible Assets	12,897	$ 10,923	$ 10,531	$ 6,836	7,511	$ 6,620	$ 6,278	$ 6,262	41,187	26,671	19,017
Amortization of intangible assets and impairment of goodwill and other long-lived assets									50,801	28,274	278,717
Pension Expense - Service Cost									18,687	20,461
Pension Expense - Service Cost											24,404
Capital expenditures									57,080	70,712	62,033
Identifiable Assets	3,216,141				3,068,042				3,216,141	3,068,042
Investments in Marketable equity securities	536,315				424,229				536,315	424,229
Investments in Affiliates	128,590				58,806				128,590	58,806
Prepaid Pension Cost	1,056,777				881,593				1,056,777	881,593
Total Assets	4,937,823				4,432,670				4,937,823	4,432,670
Operating Segments [Member] | Education [Member]
Segment Reporting Information [Line Items]
Operating Revenues									1,516,776	1,598,461	1,927,521
Income (loss) from operations									77,687	95,321	(218,014)
Depreciation of property, plant and equipment									32,906	41,187	61,177
Amortization of Intangible Assets									5,162	7,516	5,523
Amortization of intangible assets and impairment of goodwill and other long-lived assets									5,162	7,516	262,353
Pension Expense - Service Cost									9,720	11,803
Pension Expense - Service Cost											15,070
Impairment of goodwill and other long-lived assets									0	0	256,830
Capital expenditures									27,520	26,497	42,220
Identifiable Assets	1,592,097				1,479,267				1,592,097	1,479,267
Operating Segments [Member] | Education [Member] | Reportable Subsegments [Member] | Kaplan International [Member]
Segment Reporting Information [Line Items]
Operating Revenues									697,999	696,362	770,273
Income (loss) from operations									51,623	48,398	53,661
Depreciation of property, plant and equipment									14,892	17,523	17,811
Pension Expense - Service Cost									264	268
Pension Expense - Service Cost											424
Capital expenditures									21,667	16,252	22,673
Identifiable Assets	1,115,919				950,922				1,115,919	950,922
Operating Segments [Member] | Education [Member] | Reportable Subsegments [Member] | Higher Education [Member]
Segment Reporting Information [Line Items]
Operating Revenues									431,425	501,784	757,135
Income (loss) from operations									16,719	39,196	29,896
Depreciation of property, plant and equipment									9,117	13,816	15,324
Pension Expense - Service Cost									5,269	6,544
Pension Expense - Service Cost											9,975
Capital expenditures									2,158	3,140	8,131
Identifiable Assets	231,986				278,977				231,986	278,977
Operating Segments [Member] | Education [Member] | Reportable Subsegments [Member] | Test Preparation [Member]
Segment Reporting Information [Line Items]
Operating Revenues									273,298	286,556	301,607
Income (loss) from operations									11,507	9,599	16,798
Depreciation of property, plant and equipment									5,286	6,287	9,045
Pension Expense - Service Cost									2,755	3,072
Pension Expense - Service Cost											3,101
Capital expenditures									1,038	4,672	8,720
Identifiable Assets	130,938				133,709				130,938	133,709
Operating Segments [Member] | Education [Member] | Reportable Subsegments [Member] | Professional (U.S.) [Member]
Segment Reporting Information [Line Items]
Operating Revenues									115,839	115,263	92,490
Income (loss) from operations									27,558	27,436	25,676
Depreciation of property, plant and equipment									3,041	3,006	2,613
Pension Expense - Service Cost									913	1,076
Pension Expense - Service Cost											874
Capital expenditures									2,475	2,224	2,071
Identifiable Assets	91,630				94,150				91,630	94,150
Operating Segments [Member] | Education [Member] | Kaplan Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Revenues									294	214	6,502
Income (loss) from operations									(29,863)	(29,279)	(344,141)
Depreciation of property, plant and equipment									570	555	16,384
Pension Expense - Service Cost									519	843
Pension Expense - Service Cost											696
Capital expenditures									182	209	625
Identifiable Assets	21,624				21,509				21,624	21,509
Operating Segments [Member] | Education [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating Revenues									(2,079)	(1,718)	(486)
Income (loss) from operations									143	(29)	96
Operating Segments [Member] | Television Broadcasting [Member]
Segment Reporting Information [Line Items]
Operating Revenues									409,916	409,718	359,192
Income (loss) from operations									139,258	202,863	167,215
Depreciation of property, plant and equipment									12,179	9,942	9,551
Amortization of intangible assets and impairment of goodwill and other long-lived assets									6,349	251	252
Pension Expense - Service Cost									1,942	1,714
Pension Expense - Service Cost											1,620
Capital expenditures									16,802	27,453	9,998
Identifiable Assets	455,884				336,631				455,884	336,631
Operating Segments [Member] | Healthcare [Member]
Segment Reporting Information [Line Items]
Operating Revenues									154,202	146,962	135,550
Income (loss) from operations									(2,569)	2,799	6,233
Depreciation of property, plant and equipment									4,583	2,805	2,836
Amortization of intangible assets and impairment of goodwill and other long-lived assets									7,905	6,701	6,875
Pension Expense - Service Cost									665	0
Pension Expense - Service Cost											0
Capital expenditures									2,987	2,954	3,226
Identifiable Assets	129,856				152,908				129,856	152,908
Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Operating Revenues									511,003	326,888	163,967
Income (loss) from operations									(19,263)	(24,901)	(19,900)
Depreciation of property, plant and equipment									11,723	9,570	3,332
Amortization of intangible assets and impairment of goodwill and other long-lived assets									31,385	13,806	9,237
Pension Expense - Service Cost									1,125	1,118
Pension Expense - Service Cost											964
Capital expenditures									9,771	13,093	6,278
Identifiable Assets	855,399				644,027				855,399	644,027
Corporate office [Member]
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Income (loss) from operations									(58,710)	(53,213)	(93,674)
Depreciation of property, plant and equipment									1,118	1,116	1,010
Amortization of intangible assets and impairment of goodwill and other long-lived assets									0	0	0
Pension Expense - Service Cost									5,235	5,826
Pension Expense - Service Cost											6,750
Capital expenditures									0	715	311
Identifiable Assets	$ 182,905				$ 455,209				182,905	455,209
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Operating Revenues									$ (51)	$ (139)	$ (116)